INCOME TAX (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	$ (1,291,584)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(165,645)
Net deferred tax, With OCI effects	438,756
Net deferred tax, Eliminations	(56,939)
Net deferred tax, Reclassifications	28,294
Net deferred tax at December 31, 2018	(1,047,118)
Deferred tax asset
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	602,865
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	127,463
Net deferred tax, With OCI effects	435,826
Net deferred tax, Eliminations	(5,752)
Net deferred tax, Reclassifications	22,275
Net deferred tax at December 31, 2018	1,182,677
Deferred tax liability
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	(1,894,449)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(293,108)
Net deferred tax, With OCI effects	2,930
Net deferred tax, Eliminations	(51,187)
Net deferred tax, Reclassifications	6,019
Net deferred tax at December 31, 2018	(2,229,795)
Assets deferred tax Results
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	559,220
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	127,463
Net deferred tax, With OCI effects	0
Net deferred tax, Eliminations	(5,752)
Net deferred tax, Reclassifications	23,870
Net deferred tax at December 31, 2018	704,801
Assets deferred tax OCI and Equity
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	43,645
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	0
Net deferred tax, With OCI effects	435,826
Net deferred tax, Eliminations	0
Net deferred tax, Reclassifications	(1,595)
Net deferred tax at December 31, 2018	477,876
Liability deferred tax Results
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	(1,784,575)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(293,108)
Net deferred tax, With OCI effects	0
Net deferred tax, Eliminations	(50,524)
Net deferred tax, Reclassifications	6,206
Net deferred tax at December 31, 2018	(2,122,001)
Liability deferred tax OCI and Equity
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2017	(109,874)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	0
Net deferred tax, With OCI effects	2,930
Net deferred tax, Eliminations	(663)
Net deferred tax, Reclassifications	187
Net deferred tax at December 31, 2018	$ (107,794)